Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Relationships with Expedia
We have commercial relationships with Expedia Group, Inc. and many of its affiliated brands, including Brand Expedia, Hotels.com, Orbitz, Travelocity, Hotwire, Wotif, Vrbo and ebookers. These are arrangements terminable at will or upon three to seven days’ prior notice by either party and on customary commercial terms that enable Expedia Group’s brands to advertise on our platform, and we receive payment for users we refer to them. We are also party to a letter agreement pursuant to which Expedia Group refers traffic to us when a particular hotel or region is unavailable on the applicable Expedia Group website. Related-party revenue from Expedia Group of €331.4 million, €281.8 million and €66.4 million for the years ended December 31, 2018, 2019 and 2020, respectively, primarily consists of click-through fees and other advertising services provided to Expedia Group and its subsidiaries. These amounts are recorded at contract value, which we believe is a reasonable reflection of the value of the services provided. Related-party revenue represented 36%, 34% and 27% of our total revenue for each of the years ended December 31, 2018, 2019 and 2020, respectively.
For the years ended December 31, 2018, 2019 and 2020, our operating expenses include €0.8 million, €0.8 million and €0.2 million, respectively, of related-party shared services fees and amounts related to the services and support agreements detailed below.
The related party trade receivable balances with Expedia Group and its subsidiaries reflected in our consolidated balance sheets as of December 31, 2019 and 2020 were €30.9 million and €2.9 million.

Guarantee
As of December 31, 2020, we had an uncommitted credit facility with Bank of America Merrill Lynch International Ltd., one of the underwriters of our initial public offering, with a maximum principal amount of €50.0 million. Advances under this facility bear interest at a rate of LIBOR, floored at zero, plus 1.0% per annum. This facility may be terminated at any time by the lender. Our obligations under this facility are guaranteed by Expedia Group. We did not utilize the credit facility during the years ended December 31, 2019 and 2020. Refer to Note 19 - Subsequent events for details on an event subsequent to December 31, 2020 that impacts the uncommitted credit facility.

Services agreement
On May 1, 2013, we entered into an Assets Purchase Agreement, pursuant to which Expedia Group purchased certain computer hardware and software from us, and a Data Hosting Services Agreement, pursuant to which Expedia Group provides us with certain data hosting services relating to all of the servers we use that are located within the United States. Either party may terminate the Data Hosting
Services Agreement upon 30 days’ prior written notice. For each of the years ended December 31, 2018 and 2019, we paid Expedia Group €59 thousand and €45 thousand, respectively, for these data hosting services. During the year ended December 31, 2020, we did not utilize this service agreement.

Services and support agreement
On September 1, 2016, we entered into a Services and Support Agreement, pursuant to which Expedia Group agreed to provide us with certain services in connection with localizing content on our websites, such as translation services. Either party may terminate the Services and Support Agreement upon 90 days’ prior notice. For each of the years ended December 31, 2018, 2019 and 2020, we incurred €0.7 million, €0.8 million and €0.3 million, respectively, for these services and support services.

myhotelshop
Subsequent to the deconsolidation of myhotelshop in December 2017, myhotelshop remains a related party to trivago. Related-party revenue from myhotelshop of €2.3 million, €2.8 million and €1.1 million for the years ended December 31, 2018, 2019 and 2020, respectively, primarily consists of referral revenue. Refer to Note 19 - Subsequent events for details on an event subsequent to December 31, 2020 that impacts myhotelshop as a related party to trivago.